28. Changes in liabilities arising from financing activities (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Short and long-term debt	R$ 7,105,667	R$ 6,379,220
Non-controlling interests from Smiles	412,013	293,247
Capital stock	3,082,802	3,080,110
Share issuance costs	(155,618)	(155,618)
Opening balance
Statement Line Items [Line Items]
Short and long-term debt	6,379,220	9,304,926	R$ 6,235,239
Non-controlling interests from Smiles	293,247	224,022	185,413
Capital stock	3,080,110	3,080,110	2,618,799
Share issuance costs	(155,618)	(155,223)	(150,214)
Cash flows
Statement Line Items [Line Items]
Short and long-term debt	612,396	(890,559)	426,973
Non-controlling interests from Smiles	(254,892)	(171,829)	(136,822)
Capital stock	2,692	0	465,048
Share issuance costs	(523)	(395)	(5,009)
Net income for the year
Statement Line Items [Line Items]
Short and long-term debt	0	0	0
Non-controlling interests from Smiles	359,025	252,745	169,643
Capital stock	0	0	0
Share issuance costs	0	0	0
Interest paid on loans
Statement Line Items [Line Items]
Short and long-term debt	(505,105)	(606,405)	(548,773)
Non-controlling interests from Smiles	0	0	0
Capital stock	0	0	0
Share issuance costs	0	0	0
Import financing
Statement Line Items [Line Items]
Short and long-term debt	63,066
Non-controlling interests from Smiles	0
Capital stock	0
Share issuance costs	0
Non-cash changes Exchange variations on loans
Statement Line Items [Line Items]
Short and long-term debt	68,895	(1,220,608)	(2,337,999)
Non-controlling interests from Smiles	0	0	0
Capital stock	0	0	0
Share issuance costs	0	0	0
Non-cash changes Interest on loans
Statement Line Items [Line Items]
Short and long-term debt	502,529	627,672	600,410
Non-controlling interests from Smiles	0	0	0
Capital stock	0	0	0
Share issuance costs	0	0	0
Other
Statement Line Items [Line Items]
Short and long-term debt	(15,334)	(549,007)	253,078
Non-controlling interests from Smiles	14,633	(11,691)	5,788
Capital stock	0	0	(3,737)
Share issuance costs	523	0	0
Closing balance
Statement Line Items [Line Items]
Short and long-term debt	7,105,667	6,379,220	9,304,926
Non-controlling interests from Smiles	412,013	293,247	224,022
Capital stock	3,082,802	3,080,110	3,080,110
Share issuance costs	R$ (155,618)	(155,618)	(155,223)
Repurchase of debt securities
Statement Line Items [Line Items]
Short and long-term debt		(286,799)	0
Non-controlling interests from Smiles		0	0
Capital stock		0	0
Share issuance costs		R$ 0	R$ 0